Share-Based Compensation - RSUs movement (Details) - RSUs $ in Thousands										12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Apr. 02, 2018 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Apr. 03, 2017 EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments	Apr. 01, 2016 EquityInstruments	Apr. 01, 2015 EquityInstruments	Apr. 01, 2014 EquityInstruments	May 17, 2013 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments										425,702	368,437
Granted during the year | EquityInstruments		149,786		144,142		212,837	88,492	76,251	64,792	149,786	144,142
Vested during the year | EquityInstruments										(86,136)	(72,189)
Forfeited during the year | EquityInstruments										(1,179)	(14,688)
Outstanding at end of the year | EquityInstruments	488,173		425,702		368,437					488,173	425,702
Weighted average contractual life
Weighted average contractual life	1 year 1 month 17 days		1 year 4 months 21 days		1 year 7 months 17 days
Aggregate fair value
Outstanding at the beginning of the year | $										$ 5,636	$ 5,225
Granted during the year | $										2,441	2,241
Vested during the year | $										(1,655)	(1,630)
Forfeited during the year | $										(14)	(200)
Outstanding at the end of the year | $	$ 6,408		$ 5,636		$ 5,225					$ 6,408	$ 5,636